Acceptances - Summary of Acceptances (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Miscellaneous current liabilities [abstract]
Payable under trade financing arrangements	₨ 101,851	$ 1,351	₨ 81,157
Acceptances	₨ 101,851	$ 1,351	₨ 81,157